Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 property	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010
Number of properties	84								84
Rental income	$ 55,850	$ 53,593	$ 49,808	$ 49,997	$ 51,106	$ 45,243	$ 41,451	$ 38,579	$ 209,247	$ 176,379	$ 116,345
Net income	13,191	11,756	11,954	13,059	13,248	11,563	10,932	10,254	49,960	45,997	27,795
Per Share data:
Net income per common share (in dollars per share)	$ 0.25	$ 0.25	$ 0.25	$ 0.28	$ 0.28	$ 0.26	$ 0.27	$ 0.25	$ 1.03	$ 1.06	$ 0.81
Common distributions declared (in dollars per share)	$ 0.43	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.41	$ 1.69	$ 1.67	$ 1.21
Previously reported
Rental income	56,265	54,083	50,273	50,455	51,726	45,889	42,107	39,228
Reclassification adjustment
Rental income	(415)	(490)	(465)	(458)	(620)	(646)	(656)	(649)
Discontinued operations
Number of properties	2								2
Rental income									$ 1,829	$ 2,571	$ 874